Provisions and other non-current liabilities - Asset retirement obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation
Discount rate for valuation of asset retirement obligation (as a percent)	4.00%	3.00%	3.00%
Inflation rate for valuation of asset retirement obligation (as a percent)	2.00%	1.50%	1.50%
Asset retirement obligations
Asset Retirement Obligation
Potential change in discount rate (as a percent)	0.50%
Increase in asset retirement obligation for decrease in discount rate	$ 955
Impact on following year's net income for decrease in discount rate	(76)
Changes in the asset retirement obligation
Balance as of the beginning of the period	14,976	$ 15,368	$ 14,492
Accretion	430	449	607
Revision in estimates	(1,172)	(109)	526
New obligations	198	228	87
Spending on existing obligations	(418)	(527)	(519)
Currency translation adjustment	(663)	(194)	284
Other	(241)	(239)	(109)
Balance as of the end of the period	$ 13,110	$ 14,976	$ 15,368